Derivative Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Required to post collateral	$ 400
Obligation to return cash collateral		$ 100
Credit Risk Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivatives in a net liability position	10
Derivative assets termination value	$ 0